UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5900 Wilshire Blvd.
         Suite 2300
         Los Angeles, CA  90036

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     February 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $45,336 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1808    58832 SH       SOLE                    58832        0        0
AMGEN INC                      COM              031162100     1953    33826 SH       SOLE                    33826        0        0
APPLE INC                      COM              037833100      908    10637 SH       SOLE                    10637        0        0
BIOGEN IDEC INC                COM              09062X103     1749    36717 SH       SOLE                    36717        0        0
BROADCOM CORP                  CL A             111320107     1592    93839 SH       SOLE                    93839        0        0
CISCO SYS INC                  COM              17275R102     1898   116417 SH       SOLE                   116417        0        0
COLGATE PALMOLIVE CO           COM              194162103     2262    33003 SH       SOLE                    33003        0        0
FAMOUS DAVES AMER INC          COM              307068106      305   105048 SH       SOLE                   105048        0        0
GOLDMAN SACHS GROUP INC        COM              38141g104      916    10855 SH       SOLE                    10855        0        0
INDIA FD INC                   COM              454089103     1357    74160 SH       SOLE                    74160        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      410    16438 SH       SOLE                    16438        0        0
ISHARES TR                     S&P GBL TELCM    464287275     1058    20620 SH       SOLE                    20620        0        0
ISHARES TR                     RUSSELL 3000     464287689     3704    71232 SH       SOLE                    71232        0        0
ISHARES TR                     S&P NA SEMICND   464287523      656    23116 SH       SOLE                    23116        0        0
ISHARES TR                     DJ BROKER-DEAL   464288794      982    49271 SH       SOLE                    49271        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      506    11285 SH       SOLE                    11285        0        0
JOHNSON & JOHNSON              COM              478160104     2050    34270 SH       SOLE                    34270        0        0
JPMORGAN & CHASE & CO          COM              46625H100     1261    39978 SH       SOLE                    39978        0        0
MEDTRONIC INC                  COM              585055106     1307    41598 SH       SOLE                    41598        0        0
MSC INDL DIRECT INC            CL A             553530106     2034    55240 SH       SOLE                    55240        0        0
PEPSICO INC                    COM              713448108     2346    42841 SH       SOLE                    42841        0        0
PROCTER & GAMBLE CO            COM              742718109     1861    30107 SH       SOLE                    30107        0        0
QUALCOMM INC                   COM              747525103     1287    35908 SH       SOLE                    35908        0        0
RESEARCH IN MOTION LTD         COM              760975102      698    17190 SH       SOLE                    17190        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803      216    13989 SH       SOLE                    13989        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605      993    79275 SH       SOLE                    79275        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      255     9587 SH       SOLE                     9587        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      263    11015 SH       SOLE                    11015        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464a714      616    30258 SH       SOLE                    30258        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     2258   130800 SH       SOLE                   130800        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1682    39505 SH       SOLE                    39505        0        0
TURKISH INVT FD INC            COM              900145103      262    44455 SH       SOLE                    44455        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102     1126    48590 SH       SOLE                    48590        0        0
VERIFONE HLDGS INC             COM              92342Y109      292    59623 SH       SOLE                    59623        0        0
VISION-SCIENCES INC DEL        COM              927912105      926   605407 SH       SOLE                   605407        0        0
VITAL IMAGES INC               COM              92846N104     1539   110632 SH       SOLE                   110632        0        0